Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation and certain financial performance measures of the Company. The disclosure included in this section is prescribed by SEC rules and does not necessarily align with how the Company or the Compensation Committee view the link between the Company’s performance and compensation for the named executive officers.

Pay Versus Performance
Year	Summary Compensation Table Total for PEO ($) (1)	Compensation Actually Paid to PEO ($) (2)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (3)	Average Compensation Actually Paid to Non-PEO NEOs ($) (4)	Value of Initial Fixed $100 Based On:		Net Income(7)	Non-GAAP Operating Margin(8)
					Total Shareholder Return (5)	Peer Group Total Shareholder Return(6)
2025	$952,842	$952,842	$912,283	$912,283	$211.45	$169.22	$35,180,200	17.60%
2024	$928,696	$928,696	$841,228	$841,228	$192.64	$162.78	$31,073,000	15.38%
2023	$731,233	$731,233	$654,602	$654,602	$124.27	$147.52	$21,685,600	16.21%
2022	$1,616,073	$1,616,073	$1,538,705	$1,538,705	$108.78	$107.18	$23,903,300	16.78%
2021	$1,558,657	$1,558,657	$1,492,167	$1,492,167	$140.95	$145.79	$67,020,300	22.25%

(1)
For each year, reflects the total compensation amount reported for J. Allen Fine, Chief Executive Officer and Chairman of the Board of the Company, in the “Total” column of the Summary Compensation Table that appears on page 21.

(2)
For each year, reflects the amount of “compensation actually paid” to Allen Fine, Chief Executive Officer and Chairman of the Board of the Company, as computed in accordance with Item 402(v) of Regulation S-K. No equity awards have been granted to J. Allen Fine during the years covered by the table above, nor did he hold any outstanding equity awards during such years, and the Company does not provide for any defined benefit and actuarial pension plans, As a result, no adjustments were made to J. Allen Fine’s total compensation as reported in the Summary Compensation Table.

(3)
For each year, reflects the average of the total compensation amounts reported for our other named executive officers as a group (excluding J. Allen Fine) in the “Total” column of the Summary Compensation Table that appears on page 21. The names of each of the other named executive officers included for purposes of calculating the average amount for each year are: James A. Fine, Jr., President, Chief Financial Officer and Treasurer, and W. Morris Fine, Executive Vice President and Secretary.

(4)
For each year, reflects the average of the amounts of “compensation actually paid” to the other named executive officers as a group (excluding J. Allen Fine), as computed in accordance with Item 402(v) of Regulation S-K. The names of each of the other named executive officers included for purposes of calculating the average amount for each year are: James A. Fine, Jr., President, Chief Financial Officer and Treasurer, and W. Morris Fine, Executive Vice President and Secretary. No equity awards have been granted to James A. Fine, Jr. or W. Morris Fine during the years covered by the table above, nor did they hold any outstanding equity awards during such years, and the Company does not provide for any defined benefit and actuarial pension plans. As a result, no adjustments were made to total compensation as reported in the Summary Compensation Table.

(5)
Cumulative “Total Shareholder Return” (“Company TSR”) is calculated by dividing the sum of (i) the difference between the share price of Common Stock at the end and the beginning of the measurement period and (ii) the cumulative amount of dividends paid on shares of Common Stock for the measurement period, assuming dividend reinvestment, by the share price of Common Stock at the beginning of the measurement period. Each amount assumes that $100 was invested in Common Stock on December 31, 2020, and that dividends were reinvested for additional shares.

(6)
“Peer Group Total Shareholder Return” (“Peer Group TSR”) represents the cumulative total stockholder return during each measurement period for Fidelity National Financial, Inc. (FNF), Stewart Information Services Corporation (STC), and First American Financial Corporation (FAF), the peer group used by the Company for purposes of Item 201(e) of Regulation S-K. Each amount assumes that $100 was invested on December 31, 2020, and that dividends were reinvested for additional shares.

(7)	Reflects the dollar amount of net income reported in the Company’s audited financial statements for the applicable year.
(8)	Non-GAAP operating margin represents GAAP operating margin adjusted for changes in the estimated fair value of equity security investments.

Company Selected Measure Name	Non-GAAP operating margin
Named Executive Officers, Footnote
(1)
For each year, reflects the total compensation amount reported for J. Allen Fine, Chief Executive Officer and Chairman of the Board of the Company, in the “Total” column of the Summary Compensation Table that appears on page 21.

(3)
For each year, reflects the average of the total compensation amounts reported for our other named executive officers as a group (excluding J. Allen Fine) in the “Total” column of the Summary Compensation Table that appears on page 21. The names of each of the other named executive officers included for purposes of calculating the average amount for each year are: James A. Fine, Jr., President, Chief Financial Officer and Treasurer, and W. Morris Fine, Executive Vice President and Secretary.

Peer Group Issuers, Footnote
(6)
“Peer Group Total Shareholder Return” (“Peer Group TSR”) represents the cumulative total stockholder return during each measurement period for Fidelity National Financial, Inc. (FNF), Stewart Information Services Corporation (STC), and First American Financial Corporation (FAF), the peer group used by the Company for purposes of Item 201(e) of Regulation S-K. Each amount assumes that $100 was invested on December 31, 2020, and that dividends were reinvested for additional shares.

PEO Total Compensation Amount	$ 952,842	$ 928,696	$ 731,233	$ 1,616,073	$ 1,558,657
PEO Actually Paid Compensation Amount	$ 952,842	928,696	731,233	1,616,073	1,558,657
Adjustment To PEO Compensation, Footnote
(2)
For each year, reflects the amount of “compensation actually paid” to Allen Fine, Chief Executive Officer and Chairman of the Board of the Company, as computed in accordance with Item 402(v) of Regulation S-K. No equity awards have been granted to J. Allen Fine during the years covered by the table above, nor did he hold any outstanding equity awards during such years, and the Company does not provide for any defined benefit and actuarial pension plans, As a result, no adjustments were made to J. Allen Fine’s total compensation as reported in the Summary Compensation Table.

Non-PEO NEO Average Total Compensation Amount	$ 912,283	841,228	654,602	1,538,705	1,492,167
Non-PEO NEO Average Compensation Actually Paid Amount	$ 912,283	841,228	654,602	1,538,705	1,492,167
Adjustment to Non-PEO NEO Compensation Footnote
(4)
For each year, reflects the average of the amounts of “compensation actually paid” to the other named executive officers as a group (excluding J. Allen Fine), as computed in accordance with Item 402(v) of Regulation S-K. The names of each of the other named executive officers included for purposes of calculating the average amount for each year are: James A. Fine, Jr., President, Chief Financial Officer and Treasurer, and W. Morris Fine, Executive Vice President and Secretary. No equity awards have been granted to James A. Fine, Jr. or W. Morris Fine during the years covered by the table above, nor did they hold any outstanding equity awards during such years, and the Company does not provide for any defined benefit and actuarial pension plans. As a result, no adjustments were made to total compensation as reported in the Summary Compensation Table.

Compensation Actually Paid vs. Total Shareholder Return
The following graph compares the “compensation actually paid” to the Chief Executive Officer and the average “compensation actually paid” to our other named executive officers to the Company TSR and Peer Group TSR for each fiscal year presented. The Compensation Committee does not consider Company TSR as a general matter when designing the Company’s executive compensation program. As described in more detail under “Executive Compensation – Narrative Discussion of Executive Compensation” above, the Compensation Committee does review stock performance when making compensation decisions but focuses on building long term shareholder value while at the same time acknowledging the cyclical nature of the Company’s business.

Compensation Actually Paid vs. Net Income
The following graph compares the “compensation actually paid” to the Chief Executive Officer and the average “compensation actually paid” to our other named executive officers to our net income as reported in our audited financial statements for each fiscal year presented. The Company does not use net income alone as a performance measure in the overall executive compensation program. However, the Compensation Committee considers net income among other metrics when determining annual salary adjustments and discretionary incentive bonuses.

Compensation Actually Paid vs. Company Selected Measure
The following graph compares the “compensation actually paid” to the Chief Executive Officer and the average “compensation actually paid” to our other named executive officers to our non-GAAP operating margin for each fiscal year presented. The Company does not use non-GAAP operating margin alone as a performance measure in the overall executive compensation program. However, the Compensation Committee considers non-GAAP operating margin among other metrics when determining annual salary adjustments and discretionary incentive bonuses.

Total Shareholder Return Vs Peer Group
The following graph compares the “compensation actually paid” to the Chief Executive Officer and the average “compensation actually paid” to our other named executive officers to the Company TSR and Peer Group TSR for each fiscal year presented. The Compensation Committee does not consider Company TSR as a general matter when designing the Company’s executive compensation program. As described in more detail under “Executive Compensation – Narrative Discussion of Executive Compensation” above, the Compensation Committee does review stock performance when making compensation decisions but focuses on building long term shareholder value while at the same time acknowledging the cyclical nature of the Company’s business.

Tabular List, Table
The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and non-PEO NEOs for 2025 to Company performance. The measures in this table are not ranked.

Non-GAAP Net Income
Non-GAAP Operating Income
Non-GAAP Profit Margin

Total Shareholder Return Amount	$ 211.45	192.64	124.27	108.78	140.95
Peer Group Total Shareholder Return Amount	169.22	162.78	147.52	107.18	145.79
Net Income (Loss)	$ 35,180,200	$ 31,073,000	$ 21,685,600	$ 23,903,300	$ 67,020,300
Company Selected Measure Amount	0.176	0.1538	0.1621	0.1678	0.2225
PEO Name	J. Allen Fine	J. Allen Fine	J. Allen Fine	J. Allen Fine	J. Allen Fine
Measure:: 1
Pay vs Performance Disclosure
Name	Non-GAAP Net Income
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name	Non-GAAP Profit Margin
Non-GAAP Measure Description
(8)	Non-GAAP operating margin represents GAAP operating margin adjusted for changes in the estimated fair value of equity security investments.

PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures | shares	0	0	0	0	0
Non-PEO NEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures | shares	0	0	0	0	0